Fair Value Measurement - Reconciliation of the Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Fair Value Inputs Quantitative Information [Line Items]
Balance at the Beginning	¥ 412,533		¥ 408,574	¥ 364,298
Addition	¥ 111,697			¥ 46,339
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Asset at Fair Value, Changes in Fair Value Resulting from Changes in Assumptions	Asset at Fair Value, Changes in Fair Value Resulting from Changes in Assumptions	Asset at Fair Value, Changes in Fair Value Resulting from Changes in Assumptions	Asset at Fair Value, Changes in Fair Value Resulting from Changes in Assumptions
Fair value change	¥ (378,415)		¥ (33,871)	¥ 6,537
Foreign exchange translation adjustments	9,215		37,830	(8,600)
Balance at the Ending	¥ 155,030	$ 21,835	¥ 412,533	¥ 408,574